Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per share
18.	Earnings per share

The following table presents a reconciliation of the income and share data used in the basic and diluted earnings per share (“EPS”) computations for the dates indicated:

(In thousands of US$, except per share amounts)	Year ended December 31,
	2012	2011	2010

Net income from continuing operations attributable to Bladex for both basic and diluted EPS	93,713	83,600	42,038

Net income (loss) from discontinued operations	(681)	(420)	206
Net income attributable to Bladex for both basic and diluted EPS	93,032	83,180	42,244

Basic earnings per share from continuing operations	2.48	2.26	1.15
Diluted earnings per share from continuing operations	2.47	2.25	1.14

Basic income (loss) per share from discontinued operations	(0.02)	(0.01)	0.01
Diluted income (loss) per share from discontinued operations	(0.02)	(0.01)	0.01

Basic earnings per share	2.46	2.25	1.15
Diluted earnings per share	2.45	2.24	1.15

Weighted average common shares outstanding - applicable to basic EPS	37,824	36,969	36,647

Weighted average common shares outstanding
applicable to diluted EPS	37,824	36,969	36,647
Effect of dilutive securities (1):
Stock options and restricted stock units plans	114	176	167
Adjusted weighted average common shares outstanding applicable to diluted EPS	37,938	37,145	36,814

(1) As of December 31, 2011 and 2010, weighted average options of 72,053 and 760,284, respectively, were excluded from the computation of diluted earnings per share because the option’s exercise price was greater than the average quoted market price of the Bank’s common stock. As of December 31, 2012, the computation of earnings per share did not exclude any weighted average options.